DEBT AND CREDIT FACILITIES 3 (Details) $ in Millions	Dec. 31, 2015 USD ($) [1]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 897
Long-term Debt, Maturities, Repayments of Principal in Year Two	854
Long-term Debt, Maturities, Repayments of Principal in Year Three	1,369
Long-term Debt, Maturities, Repayments of Principal in Year Four	854
Long-term Debt, Maturities, Repayments of Principal in Year Five	968
Long-term Debt, Maturities, Repayments of Principal after Year Five	8,821
Long-term Debt Maturities, Total Repayments Of Principal	13,763
Schedule Of Long-term Debt Maturities, S D G E [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	46
Long-term Debt, Maturities, Repayments of Principal in Year Two	186
Long-term Debt, Maturities, Repayments of Principal in Year Three	207
Long-term Debt, Maturities, Repayments of Principal in Year Four	320
Long-term Debt, Maturities, Repayments of Principal in Year Five	36
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,509
Long-term Debt Maturities, Total Repayments Of Principal	4,304
Schedule Of Long-term Debt Maturities, So Cal Gas [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	8
Long-term Debt, Maturities, Repayments of Principal in Year Two	0
Long-term Debt, Maturities, Repayments of Principal in Year Three	500
Long-term Debt, Maturities, Repayments of Principal in Year Four	0
Long-term Debt, Maturities, Repayments of Principal in Year Five	0
Long-term Debt, Maturities, Repayments of Principal after Year Five	2,005
Long-term Debt Maturities, Total Repayments Of Principal	2,513
Schedule Of Long-term Debt Maturities, Other Sempra Energy [Member]
Schedule Of Long Term Debt Maturities [Line Items]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	843
Long-term Debt, Maturities, Repayments of Principal in Year Two	668
Long-term Debt, Maturities, Repayments of Principal in Year Three	662
Long-term Debt, Maturities, Repayments of Principal in Year Four	534
Long-term Debt, Maturities, Repayments of Principal in Year Five	932
Long-term Debt, Maturities, Repayments of Principal after Year Five	3,307
Long-term Debt Maturities, Total Repayments Of Principal	$ 6,946

[1]	Excludes capital lease obligations, build-to-suit lease and market value adjustments for interest rate swaps.